SUPPLEMENTARY CASH FLOW INFORMATION - Other Non-Cash Expenses (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Supplementary Cash Flow Information [Abstract]
Loss on disposal and write-down of assets	$ 2.1	$ 13.7
Amortization of union negotiation	11.1	11.4
Adjustments for provisions	(3.4)	(5.9)
Other expenses	10.9	9.5
Total non-cash expenses, net	$ 20.7	$ 28.7